Trade and Other Receivables - Gross and net amounts (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 1,489,965,233	$ 1,449,294,549
Trade receivables, Current	1,419,662,852	1,361,832,944
Accounts receivable due from finance leases, Current	18,232,819	20,615,588
Other receivables, Current	52,069,562	66,846,017
Trade and other receivables, Non-current	1,159,251,669	903,678,141
Trade receivables, Non-current	1,063,420,598	763,183,696
Accounts receivable due from finance leases, Non-current	90,999,538	136,992,126
Other receivables, Non-current	4,831,533	3,502,319
Gross
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	1,585,696,074	1,526,741,488
Trade receivables, Current	1,502,576,369	1,427,709,524
Accounts receivable due from finance leases, Current	18,396,542	20,755,542
Other receivables, Current	64,723,163	78,276,422
Trade and other receivables, Non-current	1,162,097,195	916,729,235
Trade receivables, Non-current	1,065,146,628	775,262,173
Accounts receivable due from finance leases, Non-current	92,119,034	137,964,743
Other receivables, Non-current	$ 4,831,533	$ 3,502,319